Stock Based Compensation - Early Exercises of Nonvested Options (Detail) - Employee Stock Option - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation
Liability for unvested shares	$ 0.7	$ 0.2	$ 0.2
Unvested shares that were early exercised (in shares)	130,749	52,407	127,316